Financial result and exchange gains/(losses) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial result and exchange gains/(losses)
Interest income on bank deposits	€ 7,874	€ 1,371	€ 165
Net gains on current financial assets at FVTPL	6,525	2,323	210
Realized gain on non-current financial assets			875
Finance income	14,399	3,694	1,250
Financial expense	(124)
Realized exchange gains/(losses)	(338)	1,355
Unrealized exchange gains/(losses)	6,404	10,953	(5,797)
Exchange gains/(losses)	€ 6,066	€ 12,308	€ (5,797)